Note 20 - Subsequent Events (Details Textual)			2 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 26, 2023 USD ($)
Payments for Repurchase of Common Stock				$ 5,026,746	$ (0)	$ (0)
Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares				238,330
Subsequent Event [Member]
Charter Rate, Amount Per Day							$ 41,000
Subsequent Event [Member] | Term Sheet With Major Commercial Banking Institution [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 26,000,000.0
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing			67.00%
Proceeds from Issuance of Debt	$ 26,000,000.0
Debt Instrument, Number of Consecutive Quarterly Installments		28
Loan Payable, Twelve Quarterly Instruments		$ 700,000
Loan Payable, Sixteen Quarterly Instruments		450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 10,400,000
Subsequent Event [Member] | Term Sheet With Major Commercial Banking Institution [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.15%
Subsequent Event [Member] | Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares			110,084
Payments for Repurchase of Common Stock			$ 2,000,000.0